Revenue and government financing for research expenditures - Government Financing for Research Expenditures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Research Tax Credit	€ 13,084	€ 16,737		€ 13,527
Grant	534	103		533
Government financing for research expenditures	€ 13,618	€ 16,840	[1]	€ 14,060

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.